Document And Entity Information	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 05, 2023
Entity Registrant Name	ORTHOFIX MEDICAL INC.
Entity Central Index Key	0000884624
Entity Emerging Growth Company	false
Securities Act File Number	0-19961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1340767
Entity Address, Address Line One	3451 Plano Parkway
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	(214)
Local Phone Number	937-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	OFIX
Security Exchange Name	NASDAQ
Amendment Description	On January 5, 2023, Orthofix Medical Inc., a Delaware corporation (“Orthofix”), filed a Current Report on Form 8-K (the “Original Report”) to report the completion of its previously announced acquisition of SeaSpine Holdings Corporation, a Delaware corporation (“SeaSpine”), pursuant to the Agreement and Plan of Merger, dated as of October 10, 2022, by and among Orthofix, Orca Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Orthofix (“Merger Sub”) and SeaSpine. Pursuant to the Merger Agreement, Orthofix and SeaSpine combined through a merger of SeaSpine with and into Merger Sub, with Merger Sub continuing as the surviving entity and a wholly-owned subsidiary of Orthofix.This Amendment No. 1 to Current Report on Form 8-K/A amends the Original Report to include the financial statements and the pro forma financial information required under Items 9.01(a) and 9.01(b), which were excluded from the Original Report in reliance on the instructions to such Items.